RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 538,903	€ 517,842	€ 573,632
Total research and development costs	881,559	775,572	768,104
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 342,656	€ 257,730	€ 194,472